CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Time charter revenues	$ 213,541	$ 228,209	$ 262,098
OPERATING EXPENSES
Voyage expenses	12,417	13,607	13,621
Vessel operating expenses (Note 3)	80,244	82,587	85,486
Depreciation and amortization of deferred charges	46,525	44,691	49,785
General and administrative expenses	34,099	33,435	32,968
Management fees to a related party (Note 4(a))	1,191	1,332	1,313
Gain on sale of vessels (Notes 3 and 6)	(3,663)	(5,799)	(5,323)
Other operating loss/(income)	538	(422)	(1,464)
Operating income, total	42,190	58,778	85,712
OTHER INCOME/(EXPENSES)
Interest expense and finance costs (Note 12)	(42,951)	(47,468)	(49,331)
Interest and other income	7,505	8,369	8,170
Gain/(loss) on derivative instruments (Note 8)	(196)	274	(439)
Loss on extinguishment of debt (Note 8)	0	(3,475)	(748)
Gain on deconsolidation of subsidiary (Note 4(b))	0	0	844
Gain/(loss) on equity securities (Note 5(b))	14,671	(400)	2,813
Gain on warrants (Note 11(h))	490	719	1,583
Loss from equity method investments (Note 4)	(2,810)	(146)	(262)
Total other expenses, net	(24,363)	(46,032)	(35,868)
Net income	17,827	12,746	49,844
Dividends on series B preferred shares (Notes 11(b) and 13)	(5,769)	(5,769)	(5,769)
Net income attributable to common stockholders	$ 12,058	$ 6,977	$ 44,075
Earnings per common share, basic (Note 13)	$ 0.11	$ 0.06	$ 0.44
Earnings per common share, diluted (Note 13)	$ 0.11	$ 0.05	$ 0.42
Weighted average number of common shares outstanding, basic (Note 13)	110,459,096	115,956,249	100,166,629
Weighted average number of common shares outstanding, diluted (Note 13)	110,497,640	118,655,243	101,877,142
Gain/(loss) on related party investments (Note 5(a))	$ (1,072)	$ (3,905)	$ 1,502
Related Party [Member]
Gain/(loss) on related party investments (Note 5(a))	$ (1,072)	$ (3,905)	$ 1,502